Non-Controlling Interest - Narrative (Details)	Jan. 26, 2022
Disclosure of classes of share capital [line items]
Proportion of ownership interest in subsidiary	67.00%
ECO STOR
Disclosure of classes of share capital [line items]
Non-Controlling Interest	31.00%
Morrow
Disclosure of classes of share capital [line items]
Non-Controlling Interest	2.00%